Finance income and expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income and expense
Finance expense	€ 602	€ 693	€ 527
Exceptional finance income		(78)
Net finance expense	602	615	527
Before exceptional items
Finance income and expense
Senior secured and senior notes	492	447	378
Term loan	5	26	26
Other interest expense	6	7	8
Interest expense	503	480	412
Net pension interest cost	22	24	23
Loss on derivative instruments	24
Foreign currency translation (gains)/losses	(68)	29	77
Other finance (income)/expense	(2)	(5)	2
Finance expense	479	528	514
Exceptional items
Finance income and expense
Finance expense	€ 123	165	€ 13
Exceptional finance income		€ (78)